Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of inventories [Line Items]
Raw materials	$ 1,720,734	$ 58,054	$ 1,647,347
Work in process	176,089	5,941	176,620
Finished goods	32,416	1,094	54,015
Inventories	1,929,239	$ 65,089	1,877,982
Gross carrying amount [member]
Disclosure of inventories [Line Items]
Raw materials	1,769,917		1,787,810
Work in process	180,252		190,823
Finished goods	32,784		54,190
Inventories	1,982,953		2,032,823
Allowance for impairment losses [member]
Disclosure of inventories [Line Items]
Raw materials	(49,183)		(140,463)
Work in process	(4,163)		(14,203)
Finished goods	(368)		(175)
Inventories	$ (53,714)		$ (154,841)